Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Schedule of Revenue for Major Markets	The following tables present revenue for five major markets for the years ended December 31, 2023, 2022 and 2021, respectively.
	December 31, 2023
Top Five Markets:	Sales Amount (In USD)	As % of Sales
China	$11,005,500	54.15%
Australia	1,558,935	7.67%
Poland	1,318,926	6.49%
U.K.	1,053,668	5.18%
Germany	1,016,250	5.00%
	December 31, 2022
Top Five Markets:	Sales Amount (In USD)	As % of Sales
China	$18,033,220	67.02%
Poland	1,607,394	5.97%
Germany	1,217,732	4.53%
Canada	971,909	3.61%
U.K.	879,733	3.27%
	December 31, 2021
Top Five International Markets:	Sales Amount (In USD)	As % of Sales
China	$10,638,503	57.11%
France	1,202,988	6.46%
Poland	1,129,165	6.06%
Mexico	1,071,869	5.75%
U.K.	790,326	4.24%